Income Tax (Schedule of Other Comprehensive Income) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Before tax		₪ (5)	₪ (2)
Tax expenses (tax benefit)		1	1
Total other comprehensive loss for the year, net of tax		₪ (4)	₪ (1)